Share equity incentive plans - Schedule Of Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding at the beginning of the year (in shares)	9,981,394	9,874,165
Granted (in shares)	0	1,708,500
Exercised (in shares)	(911,307)	(1,301,233)
Forfeited (in shares)	(707,157)	(300,038)
Outstanding at the end of the year (in shares)	8,362,930	9,981,394	9,874,165
Exercisable at the end of the year, number of options (in shares)	7,001,928	6,150,329
Weighted-Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 2.37	$ 1.99
Granted (in dollars per share)	0	3.71
Exercised (in dollars per share)	2.23	0.94
Forfeited (in dollars per share)	3.56	3.71
Outstanding at the end of the year (in dollars per share)	2.28	2.37	$ 1.99
Exercisable at the end of the year, weighted average remaining contractual term (in dollars per share)	$ 2.18	$ 1.99
Weighted- Average remaining Contractual Term (in years)
Options outstanding, weighted average remaining contractual life (years)	5 years 3 months	6 years 7 months 24 days	6 years 9 months 29 days
Options exercisable, weighted-average remaining contractual life (years)	4 years 9 months	5 years 6 months 14 days